FINANCIAL INSTRUMENTS - Narrative (Details) $ in Thousands	12 Months Ended
	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)
Disclosure of Financial Assets and Liabilities [Line Items]
Cash	$ 16,633	$ 53,641
Current accrued expenses and other current liabilities	$ 5,663	$ 5,262
Currency risk [member]
Disclosure of Financial Assets and Liabilities [Line Items]
Reasonably possible change in risk variable, percent	0.10
Reasonably possible change in risk variable, impact on net loss	$ 179